UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08297
                                                     ---------

                             Oppenheimer MidCap Fund
                             -----------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                      Date of reporting period: 10/31/2007
                                                ----------


ITEM 1.  REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
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TOP TEN COMMON STOCK INDUSTRIES
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Specialty Retail                                                            6.2%
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IT Services                                                                 5.5
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Software                                                                    5.5
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Capital Markets                                                             5.3
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Aerospace & Defense                                                         5.0
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Commercial Services & Supplies                                              4.9
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Media                                                                       4.9
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Health Care Providers & Services                                            4.6
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Health Care Equipment & Supplies                                            4.2
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Wireless Telecommunication Services                                         3.9

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2007, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
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Covance, Inc.                                                               3.2%
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Polo Ralph Lauren Corp., Cl. A                                              2.8
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Cerner Corp.                                                                2.5
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IDEXX Laboratories, Inc.                                                    2.5
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Crown Castle International Corp.                                            2.5
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Coventry Health Care, Inc.                                                  2.3
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FactSet Research Systems, Inc.                                              2.2
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Las Vegas Sands Corp.                                                       2.2
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Stericycle, Inc.                                                            2.2
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Affiliated Managers Group, Inc.                                             2.2

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2007, and are based on net assets. For up-to-date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.

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                           8 | OPPENHEIMER MIDCAP FUND

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SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology         21.1%
Consumer Discretionary         20.1
Health Care                    16.1
Industrials                    14.9
Financials                     11.5
Energy                          6.5
Materials                       4.5
Telecommunication Services      4.0
Utilities                       1.3

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2007, and are based on the total market value of common stocks.

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                           9 | OPPENHEIMER MIDCAP FUND

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FUND PERFORMANCE DISCUSSION
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HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF
THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the 12-month period ending October 31, 2007, Oppenheimer MidCap Fund produced positive absolute results but underperformed its benchmark, the S&P MidCap 400 Index. We attribute a majority of the underperformance to an unfavorable overweight position combined with weak stock selection in the financials sector. Unsuccessful stock selection in the industrials and materials sectors also hurt Fund results.

      In contrast, the Fund benefited from very strong stock selection in the consumer discretionary sector, despite maintaining an underweight position in the sector over the period. Additionally, the Fund advanced on the positive performance generated by individual stocks in such sectors as health care, energy and information technology.

      Over the period a management change occurred. John O'Hare managed the Fund through June 4, 2007. Effective June 5, 2007, Richard Royce was named portfolio manager and is principally responsible for the day-to-day management of the Fund's investments. Richard Royce joined OppenheimerFunds in May 2007. Prior to joining OppenheimerFunds, Mr. Royce worked at JPMorgan Asset Management as a vice president and co-portfolio manager of the America Equity Fund. During his almost 9-year tenure at JPMorgan, Mr. Royce also worked as a technology and media analyst. Prior to JPMorgan Asset Management, Mr. Royce worked as an analyst at Mark Asset Management, focusing on technology and real estate.

      In light of the management change, we would like to highlight our investment process for shareholders. We follow a bottom-up, research-driven stock selection process, meaning we emphasize company and industry analysis and de-emphasize macroeconomic analysis. The team's investment process focuses on identifying companies with sustainable competitive positioning and large addressable markets, management teams committed to increasing intrinsic value per share, and whose valuation does not reflect these factors.

      On a relative basis, the Fund's weakest performing sectors were the financials, industrials and materials. Within the financials sector, disappointing stock selection combined with an overweight position served as the major source of the Fund's relative underperformance. In general, the operating environment for many financial stocks was difficult given the flat to inverted slope of the yield curve and turmoil in the debt markets.

      As a result of this tough environment, many of the Fund's financial holdings were hurt. Top detractors included Ambac Financial Group, Inc., commercial real estate management and development companies Jones Lang LaSalle, Inc. and CB Richard Ellis Group, Inc. and three


                          10 | OPPENHEIMER MIDCAP FUND
regional banks. We have reduced our positions in all three regional banks because we believed that their valuations were too high relative to the risks and growth rates seen in the market.

      In terms of the industrials and materials sectors, the Fund's underperformance can be attributed to not owning the export-oriented, cyclical companies which outperformed during the period. As a general rule, the Fund tends to be underweight in cyclical and commodity-oriented sectors because these areas of the market tend to lack the fundamental growth qualities we look for when investing. Given this, the Fund did not participate in the strong gains posted by many companies in the industrials and materials sectors.

      The Fund's best relative gains were achieved by holdings within the consumer discretionary sector. The top performing security within the sector, and for the Fund in general, was Las Vegas Sands Corp., a hotel, gaming and resort development company. Concern over the company's new property in China prevented the market from fully recognizing the value in the company's other properties, which resulted in our view of an undervaluation in its stock price. However, as the company's strong fundamentals became apparent to investors, its stock price rapidly increased. Other contributors included Tiffany & Co. and GameStop Corp. The outperformance by specialty retailer Tiffany & Co. was driven by the successful outcome of its reorganization which resulted in better growth in its retail operations, accelerated store openings and improved operating margins. GameStop, one of the largest retailers of new and used video games and hardware and entertainment software, benefited from its competitive positioning within its marketplace which drove its stock price up.

      The Fund also benefited from the strong absolute performance generated by individual holdings within the industrials, health care, energy and information technology sectors. In the industrials sector, Stericycle, Inc., the large domestic medical waste treatment and disposal company, posted strong absolute returns. Stericycle's favorable results can be attributed to its strong management team, which led the company to post profitable financial results. Within the health care sector, Covance, Inc., a contract resource organization that develops and carries out preclinical and clinical trials of potential commercial drugs for pharmaceutical companies, benefited from a trend within the industry to outsource such work.

      Despite an underweight position in the energy sector, the Fund significantly outpaced its benchmark. We attribute the outperformance to strong stock selection. Leading the group was Smith International, Inc., a supplier of products and services to the oil and gas exploration and production industry. As global demand for oil grows, energy companies have increased capital spending on equipment supplies and services in order to uncover more reserves benefiting companies like Smith International. In the information technology


                          11 | OPPENHEIMER MIDCAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

sector, the top performer was Trimble Navigation Ltd. The company, which makes navigation systems and software based on the global positioning system (GPS) satellite network, advanced on growing demand for its products.

      MID-CAP STOCKS TEND TO BE MORE SENSITIVE TO CHANGES IN EARNINGS EXPECTATIONS, AND TEND TO HAVE LOWER TRADING VOLUMES THAN LARGE-CAP SECURITIES, AND THEREFORE THEY MAY EXPERIENCE MORE ABRUPT AND ERRATIC PRICE MOVEMENTS.

      COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2007. In the case of Class A, Class B, Class C and Class Y shares, performance is measured from the inception of each Class on December 1, 1997. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to that of the S&P MidCap 400 Index and the Russell Midcap(R) Growth Index. The S&P MidCap 400 Index is an unmanaged index of 400 domestic stocks chosen for market size liquidity, and industry group representation. The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index, as ranked by total market capitalization. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                          12 | OPPENHEIMER MIDCAP FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer MidCap Fund (Class A)
   S&P MidCap 400 Index
   Russell Midcap Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer                               Russell Midcap
                   MidCap Fund (Class A)   S&P MidCap 400 Index    Growth Index

 12/01/1997               $  9,425               $ 10,000            $ 10,000
 01/31/1998               $  9,519               $ 10,190            $  9,949
 04/30/1998               $ 12,271               $ 11,743            $ 11,494
 07/31/1998               $ 11,744               $ 10,848            $ 10,848
 10/31/1998               $ 10,207               $ 10,515            $ 10,137
 01/31/1999               $ 13,390               $ 11,892            $ 12,299
 04/30/1999               $ 14,636               $ 12,498            $ 12,912
 07/31/1999               $ 16,382               $ 12,943            $ 13,201
 10/31/1999               $ 18,760               $ 12,731            $ 13,954
 01/31/2000               $ 25,875               $ 13,795            $ 18,062
 04/30/2000               $ 27,564               $ 15,438            $ 19,758
 07/31/2000               $ 29,716               $ 15,713            $ 18,978
 10/31/2000               $ 28,697               $ 16,760            $ 19,351
 01/31/2001               $ 23,903               $ 17,052            $ 16,854
 04/30/2001               $ 16,901               $ 16,525            $ 13,935
 07/31/2001               $ 15,618               $ 16,591            $ 12,941
 10/31/2001               $ 13,608               $ 14,674            $ 11,072
 01/31/2002               $ 13,910               $ 16,493            $ 12,317
 04/30/2002               $ 13,419               $ 17,611            $ 11,844
 07/31/2002               $ 11,201               $ 14,491            $  9,229
 10/31/2002               $ 10,786               $ 13,972            $  9,122
 01/31/2003               $ 10,182               $ 13,759            $  9,151
 04/30/2003               $ 10,871               $ 14,528            $  9,870
 07/31/2003               $ 12,617               $ 16,498            $ 11,366
 10/31/2003               $ 13,183               $ 18,266            $ 12,707
 01/31/2004               $ 13,230               $ 19,638            $ 13,625
 04/30/2004               $ 13,608               $ 19,532            $ 13,436
 07/31/2004               $ 13,400               $ 19,440            $ 13,047
 10/31/2004               $ 14,193               $ 20,283            $ 13,821
 01/31/2005               $ 15,155               $ 21,819            $ 14,823
 04/30/2005               $ 14,664               $ 21,434            $ 14,384
 07/31/2005               $ 16,637               $ 24,473            $ 16,394
 10/31/2005               $ 16,571               $ 23,863            $ 16,019
 01/31/2006               $ 18,033               $ 26,686            $ 18,096
 04/30/2006               $ 18,411               $ 27,505            $ 18,451
 07/31/2006               $ 16,608               $ 25,521            $ 16,883
 10/31/2006               $ 17,618               $ 27,067            $ 18,344
 01/31/2007               $ 18,203               $ 28,812            $ 19,580
 04/30/2007               $ 18,496               $ 30,309            $ 20,503
 07/31/2007               $ 18,533               $ 29,792            $ 20,496
 10/31/2007               $ 20,053               $ 31,674            $ 21,961

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/07

1-Year  7.27%     5-Year  11.87%     Since Inception (12/1/97)  7.27%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE INCEPTION" RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                          13 | OPPENHEIMER MIDCAP FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer MidCap Fund (Class B)
   S&P MidCap 400 Index
   Russell Midcap Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer                               Russell Midcap
                   MidCap Fund (Class B)   S&P MidCap 400 Index    Growth Index

12/01/1997                $ 10,000               $ 10,000            $ 10,000
01/31/1998                $ 10,080               $ 10,190            $  9,949
04/30/1998                $ 12,980               $ 11,743            $ 11,494
07/31/1998                $ 12,390               $ 10,848            $ 10,848
10/31/1998                $ 10,770               $ 10,515            $ 10,137
01/31/1999                $ 14,097               $ 11,892            $ 12,299
04/30/1999                $ 15,379               $ 12,498            $ 12,912
07/31/1999                $ 17,181               $ 12,943            $ 13,201
10/31/1999                $ 19,644               $ 12,731            $ 13,954
01/31/2000                $ 27,043               $ 13,795            $ 18,062
04/30/2000                $ 28,766               $ 15,438            $ 19,758
07/31/2000                $ 30,948               $ 15,713            $ 18,978
10/31/2000                $ 29,827               $ 16,760            $ 19,351
01/31/2001                $ 24,801               $ 17,052            $ 16,854
04/30/2001                $ 17,502               $ 16,525            $ 13,935
07/31/2001                $ 16,150               $ 16,591            $ 12,941
10/31/2001                $ 14,037               $ 14,674            $ 11,072
01/31/2002                $ 14,318               $ 16,493            $ 12,317
04/30/2002                $ 13,787               $ 17,611            $ 11,844
07/31/2002                $ 11,494               $ 14,491            $  9,229
10/31/2002                $ 11,034               $ 13,972            $  9,122
01/31/2003                $ 10,393               $ 13,759            $  9,151
04/30/2003                $ 11,084               $ 14,528            $  9,870
07/31/2003                $ 12,846               $ 16,498            $ 11,366
10/31/2003                $ 13,387               $ 18,266            $ 12,707
01/31/2004                $ 13,431               $ 19,638            $ 13,625
04/30/2004                $ 13,815               $ 19,532            $ 13,436
07/31/2004                $ 13,604               $ 19,440            $ 13,047
10/31/2004                $ 14,409               $ 20,283            $ 13,821
01/31/2005                $ 15,386               $ 21,819            $ 14,823
04/30/2005                $ 14,888               $ 21,434            $ 14,384
07/31/2005                $ 16,890               $ 24,473            $ 16,394
10/31/2005                $ 16,823               $ 23,863            $ 16,019
01/31/2006                $ 18,308               $ 26,686            $ 18,096
04/30/2006                $ 18,691               $ 27,505            $ 18,451
07/31/2006                $ 16,861               $ 25,521            $ 16,883
10/31/2006                $ 17,886               $ 27,067            $ 18,344
01/31/2007                $ 18,480               $ 28,812            $ 19,580
04/30/2007                $ 18,777               $ 30,309            $ 20,503
07/31/2007                $ 18,815               $ 29,792            $ 20,496
10/31/2007                $ 20,358               $ 31,674            $ 21,961

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/07

1-Year  8.05%     5-Year  12.12%     Since Inception (12/1/97)  7.43%


                          14 | OPPENHEIMER MIDCAP FUND

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CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer MidCap Fund (Class C)
   S&P MidCap 400 Index
   Russell Midcap Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer                               Russell Midcap
                   MidCap Fund (Class C)   S&P MidCap 400 Index    Growth Index

12/01/1997                $ 10,000               $ 10,000            $ 10,000
01/31/1998                $ 10,090               $ 10,190            $  9,949
04/30/1998                $ 12,980               $ 11,743            $ 11,494
07/31/1998                $ 12,400               $ 10,848            $ 10,848
10/31/1998                $ 10,760               $ 10,515            $ 10,137
01/31/1999                $ 14,087               $ 11,892            $ 12,299
04/30/1999                $ 15,369               $ 12,498            $ 12,912
07/31/1999                $ 17,171               $ 12,943            $ 13,201
10/31/1999                $ 19,624               $ 12,731            $ 13,954
01/31/2000                $ 27,023               $ 13,795            $ 18,062
04/30/2000                $ 28,746               $ 15,438            $ 19,758
07/31/2000                $ 30,938               $ 15,713            $ 18,978
10/31/2000                $ 29,817               $ 16,760            $ 19,351
01/31/2001                $ 24,791               $ 17,052            $ 16,854
04/30/2001                $ 17,492               $ 16,525            $ 13,935
07/31/2001                $ 16,140               $ 16,591            $ 12,941
10/31/2001                $ 14,037               $ 14,674            $ 11,072
01/31/2002                $ 14,318               $ 16,493            $ 12,317
04/30/2002                $ 13,787               $ 17,611            $ 11,844
07/31/2002                $ 11,484               $ 14,491            $  9,229
10/31/2002                $ 11,034               $ 13,972            $  9,122
01/31/2003                $ 10,393               $ 13,759            $  9,151
04/30/2003                $ 11,084               $ 14,528            $  9,870
07/31/2003                $ 12,846               $ 16,498            $ 11,366
10/31/2003                $ 13,387               $ 18,266            $ 12,707
01/31/2004                $ 13,407               $ 19,638            $ 13,625
04/30/2004                $ 13,767               $ 19,532            $ 13,436
07/31/2004                $ 13,527               $ 19,440            $ 13,047
10/31/2004                $ 14,308               $ 20,283            $ 13,821
01/31/2005                $ 15,239               $ 21,819            $ 14,823
04/30/2005                $ 14,728               $ 21,434            $ 14,384
07/31/2005                $ 16,671               $ 24,473            $ 16,394
10/31/2005                $ 16,580               $ 23,863            $ 16,019
01/31/2006                $ 18,002               $ 26,686            $ 18,096
04/30/2006                $ 18,343               $ 27,505            $ 18,451
07/31/2006                $ 16,520               $ 25,521            $ 16,883
10/31/2006                $ 17,492               $ 27,067            $ 18,344
01/31/2007                $ 18,042               $ 28,812            $ 19,580
04/30/2007                $ 18,303               $ 30,309            $ 20,503
07/31/2007                $ 18,303               $ 29,792            $ 20,496
10/31/2007                $ 19,765               $ 31,674            $ 21,961

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/07

1-Year  11.99%     5-Year  12.37%     Since Inception (12/1/97)  7.11%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE INCEPTION" RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                          15 | OPPENHEIMER MIDCAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer MidCap Fund (Class N)
   S&P MidCap 400 Index
   Russell Midcap Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer                               Russell Midcap
                   MidCap Fund (Class N)   S&P MidCap 400 Index    Growth Index

03/01/2001                $ 10,000               $ 10,000            $ 10,000
04/30/2001                $  9,161               $ 10,278            $  9,997
07/31/2001                $  8,465               $ 10,319            $  9,284
10/31/2001                $  7,370               $  9,126            $  7,944
01/31/2002                $  7,528               $ 10,258            $  8,837
04/30/2002                $  7,257               $ 10,953            $  8,497
07/31/2002                $  6,054               $  9,013            $  6,621
10/31/2002                $  5,824               $  8,690            $  6,544
01/31/2003                $  5,496               $  8,557            $  6,565
04/30/2003                $  5,865               $  9,036            $  7,081
07/31/2003                $  6,801               $ 10,261            $  8,154
10/31/2003                $  7,098               $ 11,361            $  9,116
01/31/2004                $  7,119               $ 12,214            $  9,775
04/30/2004                $  7,323               $ 12,148            $  9,639
07/31/2004                $  7,201               $ 12,090            $  9,360
10/31/2004                $  7,625               $ 12,615            $  9,915
01/31/2005                $  8,137               $ 13,570            $ 10,634
04/30/2005                $  7,871               $ 13,331            $ 10,319
07/31/2005                $  8,925               $ 15,221            $ 11,761
10/31/2005                $  8,884               $ 14,841            $ 11,492
01/31/2006                $  9,662               $ 16,597            $ 12,982
04/30/2006                $  9,862               $ 17,107            $ 13,237
07/31/2006                $  8,889               $ 15,873            $ 12,112
10/31/2006                $  9,422               $ 16,834            $ 13,160
01/31/2007                $  9,734               $ 17,920            $ 14,047
04/30/2007                $  9,882               $ 18,850            $ 14,709
07/31/2007                $  9,898               $ 18,529            $ 14,704
10/31/2007                $ 10,706               $ 19,699            $ 15,755

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/07

1-Year  12.63%     5-Year  12.95%     Since Inception (3/1/01)  1.03%


                          16 | OPPENHEIMER MIDCAP FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer MidCap Fund (Class Y)
   S&P MidCap 400 Index
   Russell Midcap Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer                               Russell Midcap
                   MidCap Fund (Class Y)   S&P MidCap 400 Index    Growth Index

12/01/1997                $ 10,000               $ 10,000            $ 10,000
01/31/1998                $ 10,110               $ 10,190            $  9,949
04/30/1998                $ 13,040               $ 11,743            $ 11,494
07/31/1998                $ 12,500               $ 10,848            $ 10,848
10/31/1998                $ 10,880               $ 10,515            $ 10,137
01/31/1999                $ 14,297               $ 11,892            $ 12,299
04/30/1999                $ 15,639               $ 12,498            $ 12,912
07/31/1999                $ 17,521               $ 12,943            $ 13,201
10/31/1999                $ 20,095               $ 12,731            $ 13,954
01/31/2000                $ 27,744               $ 13,795            $ 18,062
04/30/2000                $ 29,596               $ 15,438            $ 19,758
07/31/2000                $ 31,949               $ 15,713            $ 18,978
10/31/2000                $ 30,898               $ 16,760            $ 19,351
01/31/2001                $ 25,771               $ 17,052            $ 16,854
04/30/2001                $ 18,232               $ 16,525            $ 13,935
07/31/2001                $ 16,861               $ 16,591            $ 12,941
10/31/2001                $ 14,708               $ 14,674            $ 11,072
01/31/2002                $ 15,048               $ 16,493            $ 12,317
04/30/2002                $ 14,538               $ 17,611            $ 11,844
07/31/2002                $ 12,155               $ 14,491            $  9,229
10/31/2002                $ 11,724               $ 13,972            $  9,122
01/31/2003                $ 11,094               $ 13,759            $  9,151
04/30/2003                $ 11,844               $ 14,528            $  9,870
07/31/2003                $ 13,757               $ 16,498            $ 11,366
10/31/2003                $ 14,368               $ 18,266            $ 12,707
01/31/2004                $ 14,438               $ 19,638            $ 13,625
04/30/2004                $ 14,868               $ 19,532            $ 13,436
07/31/2004                $ 14,648               $ 19,440            $ 13,047
10/31/2004                $ 15,529               $ 20,283            $ 13,821
01/31/2005                $ 16,600               $ 21,819            $ 14,823
04/30/2005                $ 16,080               $ 21,434            $ 14,384
07/31/2005                $ 18,272               $ 24,473            $ 16,394
10/31/2005                $ 18,212               $ 23,863            $ 16,019
01/31/2006                $ 19,844               $ 26,686            $ 18,096
04/30/2006                $ 20,285               $ 27,505            $ 18,451
07/31/2006                $ 18,312               $ 25,521            $ 16,883
10/31/2006                $ 19,444               $ 27,067            $ 18,344
01/31/2007                $ 20,115               $ 28,812            $ 19,580
04/30/2007                $ 20,465               $ 30,309            $ 20,503
07/31/2007                $ 20,525               $ 29,792            $ 20,496
10/31/2007                $ 22,237               $ 31,674            $ 21,961

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 10/31/07

1-Year  14.37%     5-Year  13.66%     Since Inception (12/1/97)  8.39%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE INCEPTION" RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                          17 | OPPENHEIMER MIDCAP FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge. Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion.

CLASS C shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                          18 | OPPENHEIMER MIDCAP FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 12/1/97. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                          19 | OPPENHEIMER MIDCAP FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical"


                          20 | OPPENHEIMER MIDCAP FUND
lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 5/1/07        10/31/07      OCTOBER 31, 2007
------------------------------------------------------------------------------
Class A Actual                   $ 1,000.00    $ 1,084.20    $  6.85
------------------------------------------------------------------------------
Class A Hypothetical               1,000.00      1,018.65       6.64
------------------------------------------------------------------------------
Class B Actual                     1,000.00      1,080.40      10.54
------------------------------------------------------------------------------
Class B Hypothetical               1,000.00      1,015.12      10.21
------------------------------------------------------------------------------
Class C Actual                     1,000.00      1,079.90      10.80
------------------------------------------------------------------------------
Class C Hypothetical               1,000.00      1,014.87      10.46
------------------------------------------------------------------------------
Class N Actual                     1,000.00      1,083.40       8.01
------------------------------------------------------------------------------
Class N Hypothetical               1,000.00      1,017.54       7.76
------------------------------------------------------------------------------
Class Y Actual                     1,000.00      1,086.60       4.74
------------------------------------------------------------------------------
Class Y Hypothetical               1,000.00      1,020.67       4.59

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended October 31, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.30%
-----------------------------
Class B             2.00
-----------------------------
Class C             2.05
-----------------------------
Class N             1.52
-----------------------------
Class Y             0.90

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                          21 | OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS  October 31, 2007
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.8%
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.1%
ITT Educational Services, Inc. 1                       84,200   $    10,709,398
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.2%
Las Vegas Sands Corp. 1                               168,800        22,463,904
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.7%
Harman International Industries, Inc.                  87,100         7,333,820
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--2.0%
Liberty Media Holding Corp.-Interactive,
Series A 1                                            967,600        20,542,148
--------------------------------------------------------------------------------
MEDIA--4.9%
Cablevision Systems Corp.
New York Group, Cl. A 1                               522,700        15,330,791
--------------------------------------------------------------------------------
Focus Media Holding Ltd., ADR 1                       266,800        16,541,600
--------------------------------------------------------------------------------
Liberty Global, Inc.,
Series C 1                                            478,800        17,562,384
                                                                ----------------
                                                                     49,434,775

--------------------------------------------------------------------------------
SPECIALTY RETAIL--6.1%
Abercrombie & Fitch Co., Cl. A                        126,000         9,979,200
--------------------------------------------------------------------------------
CarMax, Inc. 1                                        490,000        10,226,300
--------------------------------------------------------------------------------
GameStop Corp., Cl. A 1                               252,600        14,958,972
--------------------------------------------------------------------------------
Guess?, Inc.                                          166,100         8,535,879
--------------------------------------------------------------------------------
Tiffany & Co.                                         343,900        18,632,502
                                                                ----------------
                                                                     62,332,853

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.8%
Polo Ralph Lauren Corp., Cl. A                        405,000        27,864,000
--------------------------------------------------------------------------------
ENERGY--6.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.9%
Cameron International Corp. 1                         132,500        12,900,200
--------------------------------------------------------------------------------
Smith International, Inc.                             245,800        16,235,090
                                                                ----------------
                                                                     29,135,290

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.6%
Murphy Oil Corp.                                      245,200   $    18,054,076
--------------------------------------------------------------------------------
Range Resources Corp.                                 405,700        18,228,101
                                                                ----------------
                                                                     36,282,177

--------------------------------------------------------------------------------
FINANCIALS--11.4%
--------------------------------------------------------------------------------
CAPITAL MARKETS--5.3%
Affiliated Managers
Group, Inc. 1                                         167,300        22,008,315
--------------------------------------------------------------------------------
Fortress Investment
Group LLC, Cl. A                                      641,190        14,138,240
--------------------------------------------------------------------------------
MF Global Ltd. 1                                      251,200         7,425,472
--------------------------------------------------------------------------------
Schwab (Charles) Corp.                                419,600         9,751,504
                                                                ----------------
                                                                     53,323,531

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.8%
CME Group, Inc.                                        11,700         7,795,125
--------------------------------------------------------------------------------
INSURANCE--1.2%
Ambac Financial Group, Inc.                           215,200         7,925,816
--------------------------------------------------------------------------------
Philadelphia Consolidated
Holding Co. 1                                          99,100         4,043,280
                                                                ----------------
                                                                     11,969,096

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--1.7%
Boston Properties, Inc.                               162,500        17,605,250
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--2.4%
CB Richard Ellis Group, Inc., Cl. A 1                 310,000         7,557,800
--------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                              180,800        17,235,664
                                                                ----------------
                                                                     24,793,464

--------------------------------------------------------------------------------
HEALTH CARE--16.0%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.2%
Bard (C.R.), Inc.                                     201,200        16,822,332
--------------------------------------------------------------------------------
IDEXX Laboratories, Inc. 1                            209,100        25,464,198
                                                                ----------------
                                                                     42,286,530

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.6%
Coventry Health Care, Inc. 1                          387,525        23,371,633


                          22 | OPPENHEIMER MIDCAP FUND

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Schein (Henry), Inc. 1                                248,900   $    14,909,110
--------------------------------------------------------------------------------
VCA Antech, Inc. 1                                    183,500         8,450,175
                                                                ----------------
                                                                     46,730,918

--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--2.5%
Cerner Corp. 1                                        431,300        25,688,228
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--3.2%
Covance, Inc. 1                                       389,500        32,133,750
--------------------------------------------------------------------------------
PHARMACEUTICALS--1.5%
Shire Pharmaceuticals
Group plc, ADR                                        198,600        14,924,790
--------------------------------------------------------------------------------
INDUSTRIALS--14.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.0%
Alliant Techsystems, Inc. 1                            51,300         5,663,007
--------------------------------------------------------------------------------
Precision Castparts Corp.                              56,500         8,464,265
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                293,200        21,934,292
--------------------------------------------------------------------------------
Spirit Aerosystems
Holdings, Inc., Cl. A 1                               403,500        14,009,520
                                                                ----------------
                                                                     50,071,084

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.7%
C.H. Robinson Worldwide, Inc.                         184,900         9,230,208
--------------------------------------------------------------------------------
Expeditors International
of Washington, Inc.                                   152,600         7,729,190
                                                                ----------------
                                                                     16,959,398

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.9%
FTI Consulting, Inc. 1                                 95,200         5,169,360
--------------------------------------------------------------------------------
IHS, Inc., Cl. A 1                                    192,600        12,143,430
--------------------------------------------------------------------------------
Robert Half International, Inc.                       338,500        10,185,465
--------------------------------------------------------------------------------
Stericycle, Inc. 1                                    384,200        22,410,386
                                                                ----------------
                                                                     49,908,641

--------------------------------------------------------------------------------
MACHINERY--1.4%
Oshkosh Truck Corp.                                   264,800        14,352,160
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.8%
Fastenal Co.                                          407,500        18,125,600

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--20.8%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.4%
F5 Networks, Inc. 1                                   218,100   $     7,858,143
--------------------------------------------------------------------------------
Research in Motion Ltd. 1                              51,600         6,424,716
                                                                ----------------
                                                                     14,282,859

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.4%
Network Appliance, Inc. 1                             455,100        14,331,099
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.3%
Amphenol Corp., Cl. A                                 345,100        15,277,577
--------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                             435,300        18,152,010
                                                                ----------------
                                                                     33,429,587

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Digital River, Inc. 1                                   4,300           228,158
--------------------------------------------------------------------------------
IT SERVICES--5.5%
Affiliated Computer
Services, Inc., Cl. A 1                               350,800        17,771,528
--------------------------------------------------------------------------------
Cognizant Technology
Solutions Corp. 1                                     487,400        20,207,604
--------------------------------------------------------------------------------
SAIC, Inc. 1                                          903,000        17,798,130
                                                                ----------------
                                                                     55,777,262

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.7%
FormFactor, Inc. 1                                    314,300        12,292,273
--------------------------------------------------------------------------------
Microchip Technology, Inc.                            462,200        15,331,174
--------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1     204,850         9,427,197
                                                                ----------------
                                                                     37,050,644

--------------------------------------------------------------------------------
SOFTWARE--5.5%
Amdocs Ltd. 1                                         354,000        12,177,600
--------------------------------------------------------------------------------
Ansys, Inc. 1                                         258,100        10,016,861
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                      222,800        10,894,920
--------------------------------------------------------------------------------
FactSet Research Systems, Inc.                        320,450        22,598,134
                                                                ----------------
                                                                     55,687,515


                          23 | OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
MATERIALS--4.5%
--------------------------------------------------------------------------------
CHEMICALS--1.0%
Ecolab, Inc.                                          215,400   $    10,160,418
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.1%
Vulcan Materials Co.                                  124,400        10,637,444
--------------------------------------------------------------------------------
METALS & MINING--2.4%
Allegheny Technologies, Inc.                          113,900        11,637,163
--------------------------------------------------------------------------------
Titanium Metals Corp. 1                               372,800        13,122,560
                                                                ----------------
                                                                     24,759,723

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.9%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.9%
Crown Castle International Corp. 1                    611,700        25,122,519
--------------------------------------------------------------------------------
NII Holdings, Inc. 1                                  254,800        14,778,400
                                                                ----------------
                                                                     39,900,919

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
UTILITIES--1.3%
--------------------------------------------------------------------------------
GAS UTILITIES--1.3%
Questar Corp.                                         221,600   $    12,648,927
                                                                ----------------
Total Common Stocks
(Cost $858,591,026)                                               1,001,660,485

--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.3%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.20% 2,3
(Cost $3,338,314)                                   3,338,314         3,338,314

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $861,929,340)                                      99.3%    1,004,998,799
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           0.7         7,375,845
                                                    ----------------------------
NET ASSETS                                              100.0%  $ 1,012,374,644
                                                    ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                         SHARES         GROSS         GROSS             SHARES
                               OCTOBER 31, 2006     ADDITIONS    REDUCTIONS   OCTOBER 31, 2007
-----------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E             15,374,147   523,127,842   535,163,675          3,338,314

                                                                                      DIVIDEND
                                                                      VALUE             INCOME
-----------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                                        $ 3,338,314          $ 901,182

3. Rate shown is the 7-day yield as of October 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          24 | OPPENHEIMER MIDCAP FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $858,591,026)                                                  $ 1,001,660,485
Affiliated companies (cost $3,338,314)                                                            3,338,314
                                                                                            ----------------
                                                                                              1,004,998,799
------------------------------------------------------------------------------------------------------------
Cash                                                                                              1,272,833
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                 12,583,366
Shares of beneficial interest sold                                                                  598,783
Dividends                                                                                           106,346
Other                                                                                                17,569
                                                                                            ----------------
Total assets                                                                                  1,019,577,696

------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                             5,187,093
Shares of beneficial interest redeemed                                                            1,223,709
Shareholder communications                                                                          229,179
Transfer and shareholder servicing agent fees                                                       190,353
Distribution and service plan fees                                                                  178,524
Trustees' compensation                                                                              165,960
Other                                                                                                28,234
                                                                                            ----------------
Total liabilities                                                                                 7,203,052

------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $ 1,012,374,644
                                                                                            ================

------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                             $ 1,595,656,428
------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                    (172,304)
------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                   (726,178,939)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                      143,069,459
                                                                                            ----------------
NET ASSETS                                                                                  $ 1,012,374,644
                                                                                            ================


                          25 | OPPENHEIMER MIDCAP FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$618,566,419 and 29,103,501 shares of beneficial interest outstanding)                 $ 21.25
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                        $ 22.55
-----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $177,264,414 and
8,975,452 shares of beneficial interest outstanding)                                   $ 19.75
-----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $135,580,982 and
6,867,150 shares of beneficial interest outstanding)                                   $ 19.74
-----------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $37,721,598 and
1,803,498 shares of beneficial interest outstanding)                                   $ 20.92
-----------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $43,241,231 and 1,947,230 shares of beneficial interest outstanding)         $ 22.21

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          26 | OPPENHEIMER MIDCAP FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2007
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies                                                     $  5,387,482
Affiliated companies                                                            901,182
----------------------------------------------------------------------------------------
Interest                                                                         75,598
----------------------------------------------------------------------------------------
Other income                                                                     84,471
                                                                           -------------
Total investment income                                                       6,448,733

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                               7,392,339
----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                       1,639,385
Class B                                                                       1,977,150
Class C                                                                       1,363,556
Class N                                                                         188,191
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                       2,646,386
Class B                                                                         569,085
Class C                                                                         489,199
Class N                                                                         145,310
Class Y                                                                          84,194
----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                         327,387
Class B                                                                         127,504
Class C                                                                          50,086
Class N                                                                           5,867
Class Y                                                                             127
----------------------------------------------------------------------------------------
Trustees' compensation                                                           46,152
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                       7,077
----------------------------------------------------------------------------------------
Administration service fees                                                       1,500
----------------------------------------------------------------------------------------
Other                                                                            62,030
                                                                           -------------
Total expenses                                                               17,122,525
Less reduction to custodian expenses                                             (1,360)
Less waivers and reimbursements of expenses                                    (346,421)
                                                                           -------------
Net expenses                                                                 16,774,744

----------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                         (10,326,011)

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain on investments from unaffiliated companies                240,973,815
----------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                        (95,104,245)

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $135,543,559
                                                                           =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          27 | OPPENHEIMER MIDCAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                                                       2007             2006
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                $  (10,326,011)  $  (10,976,062)
-------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                     240,973,815       98,157,780
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                 (95,104,245)     (20,813,201)
                                                                                   --------------------------------
Net increase in net assets resulting from operations                                  135,543,559       66,368,517

-------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                              (154,257,177)      32,109,669
Class B                                                                               (82,302,757)     (92,141,117)
Class C                                                                               (25,256,563)        (296,334)
Class N                                                                                (5,519,524)       1,542,223
Class Y                                                                                  (457,498)        (536,366)
                                                                                   --------------------------------
                                                                                     (267,793,519)     (59,321,925)

-------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                            (132,249,960)       7,046,592
-------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 1,144,624,604    1,137,578,012
                                                                                   --------------------------------

End of period (including accumulated net investment loss of
$172,304 and $154,224, respectively)                                               $1,012,374,644   $1,144,624,604
                                                                                   ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          28 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED OCTOBER 31,                         2007         2006         2005          2004         2003
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   18.67    $   17.56    $   15.04     $   13.97    $   11.43
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.14) 1      (.12) 1      (.15) 1       (.17)        (.12)
Net realized and unrealized gain                           2.72         1.23         2.67          1.24         2.66
                                                      ----------------------------------------------------------------
Total from investment operations                           2.58         1.11         2.52          1.07         2.54
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   21.25    $   18.67    $   17.56     $   15.04    $   13.97
                                                      ================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        13.82%        6.32%       16.76%         7.66%       22.22%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 618,567    $ 687,642    $ 618,270     $ 504,292    $ 430,514
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 681,071    $ 696,033    $ 570,513     $ 457,926    $ 366,050
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.73)%      (0.65)%      (0.94)%       (1.05)%      (1.01)%
Total expenses                                             1.37% 4      1.32% 4      1.39%         1.42%        1.61%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                   1.32%        1.30%        1.35%         1.33%        1.32%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      96%          63%          39%          114%          76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007                 1.37%
      Year Ended October 31, 2006                 1.32%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          29 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED OCTOBER 31,                         2007         2006         2005          2004         2003
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   17.47    $   16.56    $   14.29     $   13.37    $   11.02
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.26) 1      (.25) 1      (.27) 1       (.30)        (.23)
Net realized and unrealized gain                           2.54         1.16         2.54          1.22         2.58
                                                      ----------------------------------------------------------------
Total from investment operations                           2.28          .91         2.27           .92         2.35
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   19.75    $   17.47    $   16.56     $   14.29    $   13.37
                                                      ================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        13.05%        5.49%       15.89%         6.88%       21.33%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 177,264    $ 235,821    $ 310,352     $ 312,315    $ 327,880
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 198,207    $ 283,459    $ 319,953     $ 316,748    $ 291,209
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (1.44)%      (1.40)%      (1.71)%       (1.83)%      (1.75)%
Total expenses                                             2.04% 4      2.08% 4      2.26%         2.30%        2.51%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                   2.03%        2.07%        2.14%         2.12%        2.06%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      96%          63%          39%          114%          76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007                 2.04%
      Year Ended October 31, 2006                 2.08%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          30 | OPPENHEIMER MIDCAP FUND

CLASS C     YEAR ENDED OCTOBER 31,                         2007         2006         2005          2004         2003
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   17.47    $   16.56    $   14.29     $   13.37    $   11.02
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.27) 1      (.24) 1      (.26) 1       (.25)        (.20)
Net realized and unrealized gain                           2.54         1.15         2.53          1.17         2.55
                                                      ----------------------------------------------------------------
Total from investment operations                           2.27          .91         2.27           .92         2.35
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   19.74    $   17.47    $   16.56     $   14.29    $   13.37
                                                      ================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        12.99%        5.49%       15.89%         6.88%       21.33%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 135,581    $ 144,184    $ 137,308     $ 110,018    $ 103,271
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 136,508    $ 149,438    $ 126,925     $ 105,285    $  87,528
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (1.48)%      (1.39)%      (1.68)%       (1.81)%      (1.77)%
Total expenses                                             2.08% 4      2.06% 4      2.17%         2.26%        2.49%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                   2.07%        2.04%        2.10%         2.10%        2.08%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      96%          63%          39%          114%          76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007                 2.08%
      Year Ended October 31, 2006                 2.06%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          31 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED OCTOBER 31,               2007         2006         2005         2004        2003
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $   18.41     $  17.36     $  14.90     $  13.87    $  11.38
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                              (.19) 1      (.16) 1      (.19) 1      (.18)       (.17)
Net realized and unrealized gain                 2.70         1.21         2.65         1.21        2.66
                                            --------------------------------------------------------------
Total from investment operations                 2.51         1.05         2.46         1.03        2.49
----------------------------------------------------------------------------------------------------------
Net asset value, end of period              $   20.92     $  18.41     $  17.36     $  14.90    $  13.87
                                            ==============================================================

----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2              13.63%        6.05%       16.51%        7.43%      21.88%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  37,722     $ 38,500     $ 34,879     $ 22,488    $ 16,606
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  37,676     $ 38,644     $ 29,445     $ 18,969    $ 11,846
----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                             (0.96)%      (0.89)%      (1.15)%      (1.28)%     (1.34)%
Total expenses                                   1.59% 4      1.60% 4      1.67%        1.80%       1.86%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                         1.55%        1.53%        1.55%        1.57%       1.64%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            96%          63%          39%         114%         76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007         1.59%
      Year Ended October 31, 2006         1.60%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          32 | OPPENHEIMER MIDCAP FUND

CLASS Y     YEAR ENDED OCTOBER 31,                2007               2006           2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    19.42           $  18.19       $  15.51     $  14.35     $  11.71
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                               (.07) 1            (.04) 1        (.08) 1      (.13)        (.19)
Net realized and unrealized gain                  2.86               1.27           2.76         1.29         2.83
                                            ---------------------------------------------------------------------------
Total from investment operations                  2.79               1.23           2.68         1.16         2.64
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    22.21           $  19.42       $  18.19     $  15.51     $  14.35
                                            ===========================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               14.37%              6.76%         17.28%        8.08%       22.55%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   43,241           $ 38,478       $ 36,769     $ 23,785     $ 17,171
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   38,230           $ 42,277       $ 31,030     $ 19,540     $ 11,928
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                              (0.33)%            (0.21)%        (0.49)%      (0.69)%      (0.80)%
Total expenses                                    0.91% 4,5,6,7      0.86% 4,5      0.89% 7      0.98% 7      1.11% 6,7
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             96%                63%            39%         114%          76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007         0.91%
      Year Ended October 31, 2006         0.86%

5. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

7. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          33 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer MidCap Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are


                          34 | OPPENHEIMER MIDCAP FUND
valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be


                          35 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
    ------------------------------------------------------------------------
    $--                        $--         $725,704,087         $142,594,606

1. As of October 31, 2007, the Fund had $725,704,087 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2007, details of the capital loss carryforwards were as follows:

                           EXPIRING
                           ----------------------------
                           2009           $ 420,157,455
                           2010             237,910,335
                           2011              67,636,297
                                          -------------
                           Total          $ 725,704,087
                                          =============

2. During the fiscal year ended October 31, 2007, the Fund utilized $241,392,441 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended October 31, 2006, the Fund utilized $98,062,815 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2007. Net assets of the Fund were unaffected by the reclassifications.

                                   REDUCTION TO       INCREASE TO
                                    ACCUMULATED   ACCUMULATED NET
               REDUCTION TO      NET INVESTMENT     REALIZED LOSS
               PAID-IN CAPITAL             LOSS    ON INVESTMENTS
               --------------------------------------------------
               $10,047,271          $10,307,931          $260,660

No distributions were paid during the years ended October 31, 2007 and October 31, 2006.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable,


                          36 | OPPENHEIMER MIDCAP FUND
is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

              Federal tax cost of securities     $ 862,404,193
                                                 =============
              Gross unrealized appreciation      $ 171,762,530
              Gross unrealized depreciation        (29,167,924)
                                                 -------------
              Net unrealized appreciation        $ 142,594,606
                                                 =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2007, the Fund's projected benefit obligations were increased by $16,886 and payments of $6,859 were made to retired trustees, resulting in an accumulated liability of $154,778 as of October 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


                          37 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             YEAR ENDED OCTOBER 31, 2007      YEAR ENDED OCTOBER 31, 2006
                                 SHARES           AMOUNT         SHARES           AMOUNT
-----------------------------------------------------------------------------------------
CLASS A
Sold                          7,000,880    $ 137,080,894     12,456,104    $ 232,902,655
Redeemed                    (14,734,745)    (291,338,071)   (10,828,490)    (200,792,986)
                            -------------------------------------------------------------
Net increase (decrease)      (7,733,865)   $(154,257,177)     1,627,614    $  32,109,669
                            =============================================================

-----------------------------------------------------------------------------------------
CLASS B
Sold                          1,079,220    $  19,814,182      2,421,700    $  42,440,670
Redeemed                     (5,603,021)    (102,116,939)    (7,667,035)    (134,581,787)
                            -------------------------------------------------------------
Net decrease                 (4,523,801)   $ (82,302,757)    (5,245,335)   $ (92,141,117)
                            =============================================================

-----------------------------------------------------------------------------------------
CLASS C
Sold                          1,160,849    $  21,285,139      2,268,226    $  39,902,362
Redeemed                     (2,546,706)     (46,541,702)    (2,308,632)     (40,198,696)
                            -------------------------------------------------------------
Net decrease                 (1,385,857)   $ (25,256,563)       (40,406)   $    (296,334)
                            =============================================================

-----------------------------------------------------------------------------------------
CLASS N
Sold                            597,494    $  11,527,630      1,048,416    $  19,390,271
Redeemed                       (884,873)     (17,047,154)      (966,459)     (17,848,048)
                            -------------------------------------------------------------
Net increase (decrease)        (287,379)   $  (5,519,524)        81,957    $   1,542,223
                            =============================================================

-----------------------------------------------------------------------------------------
CLASS Y
Sold                            544,006    $  11,273,918        715,427    $  13,998,045
Redeemed                       (577,616)     (11,731,416)      (755,584)     (14,534,411)
                            -------------------------------------------------------------
Net decrease                    (33,610)   $    (457,498)       (40,157)   $    (536,366)
                            =============================================================


                          38 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended October 31, 2007, were as follows:

                                        PURCHASES             SALES
-------------------------------------------------------------------
Investment securities              $1,026,799,032    $1,302,918,720

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                FEE SCHEDULE
                ----------------------------------------------
                Up to $200 million                       0.75%
                Next $200 million                        0.72
                Next $200 million                        0.69
                Next $200 million                        0.66
                Next $700 million                        0.60
                Next $1.0 billion                        0.58
                Over $2.5 billion                        0.56

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2007, the Fund paid $3,688,659 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.


                          39 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2007 for Class B, Class C and Class N shares were $16,964,500, $5,260,405 and $753,805, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                         CLASS A         CLASS B         CLASS C         CLASS N
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED           DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------
October 31, 2007        $350,447          $7,932        $352,344         $10,029          $1,883

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended October 31, 2007, OFS waived $294,192, $3,486, $17,536 and $14,250 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended October 31, 2007, the Manager waived $16,957 for IMMF management fees.


                          40 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of October 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
6. SUBSEQUENT EVENT

On November 19, 2007, the Fund's Board of Trustees voted to freeze participation in the retirement plan for the Board's independent trustees by not adding new participants to the plan after December 31, 2007. Active independent trustees who have accrued benefits under the plan prior to the freeze date will elect a distribution method with respect to their benefits. Benefits already accrued under the plan for Trustees who were participants prior to that freeze date are not affected.


                          41 | OPPENHEIMER MIDCAP FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MIDCAP FUND:

      We have audited the accompanying statement of assets and liabilities of Oppenheimer MidCap Fund, including the statement of investments, as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer MidCap Fund as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
December 13, 2007


                          42 | OPPENHEIMER MIDCAP FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                          43 | OPPENHEIMER MIDCAP FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                          44 | OPPENHEIMER MIDCAP FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an invest-


                          45 | OPPENHEIMER MIDCAP FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

ment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Richard Royce, the portfolio manager for the Fund, and the Manager's Growth investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load mid-cap growth funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year, three-year, and five-year performance were below its peer group median. The Board also noted the recent changes of the Fund's portfolio manager and to the Manager's Growth investment team and analysts.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other mid-cap growth funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are lower than its peer group median although its total expenses are higher than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted


                          46 | OPPENHEIMER MIDCAP FUND
the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                          47 | OPPENHEIMER MIDCAP FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER
FUND, LENGTH OF SERVICE, AGE      OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                          80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,               Principal of Courtney Associates, Inc. (venture capital firm) (since 1982); General Partner of
Chairman of the Board             Trivest Venture Fund (private venture capital fund); President of Investment Counseling
of Trustees (since 2001),         Federated Investors, Inc. (1973-1982); Trustee of the following open-end investment companies:
Trustee (since 1997)              Cash Assets Trust (1984), Premier VIT (formerly PIMCO Advisors VIT), Tax Free Trust of Arizona
Age: 74                           (since 1984) and four funds for the Hawaiian Tax Free Trust. Oversees 10 portfolios in the
                                  OppenheimerFunds complex.

DAVID K. DOWNES,                  President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment
Trustee (since 2005)              management company) (since January 2004); President of The Community Reinvestment Act Qualified
Age: 67                           Investment Fund (investment management company) (since January 2004); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (since January
                                  2004); Director of Internet Capital Group (information technology company) (since October
                                  2003); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment
                                  Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and
                                  Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National
                                  Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment
                                  Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible
                                  Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and
                                  Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and
                                  Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative
                                  Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management
                                  Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate
                                  Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget
                                  Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes
                                  (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United
                                  States Marine Corps (1957-1959). Oversees 63 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 63 portfolios in the OppenheimerFunds
Trustee (since 1998)              complex.
Age: 74

LACY B. HERRMANN,                 Founder and Chairman Emeritus of Aquila Group of Funds (open-end investment company) (since
Trustee (since 1997)              December 2004); Chairman of Aquila Management Corporation and Aquila Investment Management LLC
Age: 78                           (since August 1984); Chief Executive Officer and President of Aquila Management Corporation
                                  (August 1984-December 1994); Vice President, Director and Secretary of Aquila Distributors, Inc.
                                  (distributor of Aquila Management Corporation); Treasurer of Aquila Distributors, Inc.;
                                  President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT");
                                  President and Director of STCM Management Company, Inc. (sponsor and adviser to CCMT); Chairman,


                          48 | OPPENHEIMER MIDCAP FUND

LACY B. HERRMANN,                 President and Director of InCap Management Corporation; Sub-Advisor and Administrator of Prime
Continued                         Cash Fund & Short Term Asset Reserves; Director of OCC Cash Reserves, Inc. (open-end investment company) (June 2003-December 2004); Trustee of Premier VIT (formerly PIMCO Advisors VIT)
                                  (investment company) (since 1994); Trustee of OCC Accumulation Trust (open-end investment company) (until December 2004); Trustee Emeritus of Brown University (since June 1983). Oversees
                                  10 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of
Trustee (since 2001)              Special Value Opportunities Fund, LLC (registered investment company) (since September 2004);
Age: 64                           Member of Zurich Financial Services Investment Advisory Board (insurance) (since October 2004);
                                  Chairman (since August 2007) and Trustee (since August 1991) of the Board of Governing Trustees of The Jackson Laboratory (non-profit); Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited Partner of Odyssey Investment Partners,
                                  LLC (private equity investment) (January 1999-September 2004); Trustee of Research Foundation
                                  of AIMR (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard College (August 1990-September 2001) (economics research); Director of Ray & Berendtson,
                                  Inc. (May 2000-April 2002) (executive search firm). Oversees 63 portfolios in the
                                  OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE                MR. MURPHY IS AN "INTERESTED TRUSTEE" BECAUSE HE IS AFFILIATED WITH THE MANAGER BY VIRTUE OF HIS
AND OFFICER                       POSITIONS AS AN OFFICER AND DIRECTOR OF THE MANAGER, AND AS A SHAREHOLDER OF ITS PARENT
                                  COMPANY. THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
                                  FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR
                                  UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR
                                  UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of
Trustee (since 2005) and          the Manager (September 2000-March 2007); President and director or trustee of other Oppenheimer
President and Principal           funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent
Executive Officer                 holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of
(since 2001)                      the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of
Age: 58                           the Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc.
                                  and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since
                                  July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset
                                  Management Corporation, Trinity Investment Management Corporation and Tremont Capital
                                  Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI Private
                                  Investments, Inc. (since July 2001); President (since November 2001) and Director (since July
                                  2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts
                                  Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB
                                  Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June
                                  1995); Chairman (since October 2007) and Member of the Investment Company Institute's Board of
                                  Governors (since October 2003). Oversees 102 portfolios in the OppenheimerFunds complex.


                          49 | OPPENHEIMER MIDCAP FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ROYCE, ZACK,
OF THE FUND                       GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK
                                  10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY,
                                  CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

RICHARD ROYCE,                    Prior to joining the Manager in 2007, Vice President, co-portfolio manager and technology and
Vice President and Portfolio      media analyst at JP Morgan Asset Management (November 1998-April 2007). Prior to that time, an
Manager (since 2007)              investment analyst at Mark Asset Management. A portfolio manager and officer of 2 portfolios in
Age: 42                           the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief
Vice President and                Compliance Officer of the Manager, OppenheimerFunds Distributor, Inc., Centennial Asset
Chief Compliance Officer          Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds
(since 2004)                      Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since
Age: 57                           June 1983). Former Vice President and Director of Internal Audit of the Manager (1997-February
                                  2004). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal           following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Financial & Accounting            Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership
Officer (since 1999)              Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
Age: 48                           OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI
                                  Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                  (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief
                                  Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May
                                  2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management
                                  Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June
                                  2003). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer               (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2004)                      1998-July 2002). An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 37

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer               Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2005)                      Financial Group LLC (May 2001-March 2003). An officer of 102 portfolios in the OppenheimerFunds
Age: 37                           complex.


                          50 | OPPENHEIMER MIDCAP FUND

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Secretary (since 2001)            Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel
Age: 59                           of Centennial Asset Management Corporation (since December 2001); Senior Vice President and
                                  General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and
                                  General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and
                                  Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc;
                                  Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002);
                                  Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice
                                  President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                  Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI
                                  Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of
                                  OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of
                                  OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds
                                  International Distributor Limited (since December 2003); Senior Vice President (May
                                  1985-December 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice President
Assistant Secretary               (April 2001-April 2004), Associate General Counsel (December 2000-April 2004). An officer of
(since 2004)                      102 portfolios in the OppenheimerFunds complex.
Age: 39

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First
Assistant Secretary               Vice President (2000-September 2004), Director (2000-September 2004) and Vice President
(since 2004)                      (1998-2000) of Merrill Lynch Investment Management. An officer of 102 portfolios in the
Age: 43                           OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary               of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2001)                      Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October
Age: 42                           2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999);
                                  Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc.
                                  (since December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                          51 | OPPENHEIMER MIDCAP FUND



ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $20,000 in fiscal 2007 and $17,000 in fiscal 2006.

(b)      Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $256,236 in fiscal 2007 and $216,204 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include:  internal control reviews.

(c)      Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.


(d)      All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.


(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

         The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

         Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

         (2) 100%

(f)      Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $256,236 in fiscal 2007 and $216,204 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)      No such services were rendered.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a)      (1) Exhibit attached hereto.

         (2) Exhibits attached hereto.

         (3) Not applicable.

(b)      Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer MidCap Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    12/11/2007